Consolidated Statements of Income (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Dominion Energy Gas Holdings, LLC
Income tax expense from discontinued operations	$ 1	$ 91	$ 80